Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

August 16, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company (“Registrant”)
    Registration Statement on Form S-3
    File No. ____________

Members of the Commission:

Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, acceleration of the above-referenced Registration Statement on Form S-3 is hereby requested to October 16, 2023, or as soon thereafter as practicable.
If you have any questions, please call me at (203) 402-1624.
Very truly yours,

PRUCO LIFE INSURANCE COMPANY

By: /s/ Elizabeth Gioia
    Elizabeth Gioia
    Vice President, Corporate Counsel

PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

By: /s/Maria Stewart
    Maria Stewart
    Assistant Secretary